Commitments, Contingencies And Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 Capital Addition Purchase Commitments [Member]	Dec. 31, 2012 Information Technology Support [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member]	Mar. 31, 2013 Capacity Purchase Arrangements [Member]	Jan. 23, 2013 Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member] Minimum [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member] Maximum [Member]	Dec. 31, 2012 Embraer Rj [Member] Capacity Purchase Arrangements [Member]	Mar. 31, 2013 Purchase Commitment	Dec. 31, 2012 Purchase Commitment	Mar. 31, 2013 Lease	Dec. 31, 2012 Lease
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due Within One Year					$ 52	$ 80	$ 249	$ 257	$ 353				$ 1,600	$ 2,100	$ 624	$ 727
Unrecorded Unconditional Purchase Obligation, Due Within Two Year					10	70	188	521	589				1,900	1,000	945	889
Unrecorded Unconditional Purchase Obligation, Due Within Three Year					17		179	670	739				1,700	314	1,200	1,100
Unrecorded Unconditional Purchase Obligation, Due Within Four Year							170	676	736				2,100	355	1,400	1,400
Unrecorded Unconditional Purchase Obligation, Due Within Five Year							11	520	580				2,100	745	1,600	1,600
Unrecorded Unconditional Purchase Obligation, Due After Five Year							0	4,400	4,800				12,600	6,600	11,700	11,300
Purchase deposits for flight equipment	710	710	721	746
Maximum required to be paid by the company in one year under the guarantee	100	100	100
Maximum amount of guarantee provided	75	75	85
Unrecorded Unconditional Purchase Obligation					79
Purchase Commitment Expiration Year										2014	2017
Leased Aircraft Put to American Upon Termination of Contract												15
Annual Lease Payment Obligation Upon Termination Contract							20
Annual Lease Payment Obligation Under Termination of Contract Expiration Date										2018	2019
Indebtedness and operating leases with event risk covenants	497	497
Debt Instrument, Covenant Description		These covenants permit the holders of such obligations to receive a higher rate of return (between 100 and 600 basis points above the stated rate) if a designated event, as defined, should occur and the credit ratings of such obligations are downgraded below certain levels within a certain period of time.
Benefit from Settlement of Commercial Dispute	$ 280